SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) ¥ in Millions, $ in Millions								6 Months Ended	12 Months Ended
	Aug. 25, 2017	Aug. 07, 2017 USD ($)	Jan. 27, 2017 USD ($)	Sep. 14, 2016 USD ($)	Sep. 14, 2016 CNY (¥)	Feb. 01, 2016 USD ($)	Dec. 16, 2015 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 21, 2016 USD ($)
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies									$ 537	$ 207	$ (59)
Impairment charges									(26)	(28)	(565)
Gain (loss) on disposal									(117)	377	46
Dividend income									54	59	76
Total									448	615	(502)
Impairment loss recognised in profit or loss									206	205	4,764
Gain (loss) on disposal									18	23	72
EIMP
Disclosure of financial assets [line items]
Gain (loss) on disposal									$ 133
Proceeds from sales of investments other than investments accounted for using equity method		$ 44
Ownership interest in equity investment sold									21.00%
Hunan Valin
Disclosure of financial assets [line items]
Gain (loss) on disposal										$ 74
Ownership interest in equity investment sold										10.08%
Proceeds from disposal of available-for-sale financial assets				$ 165	¥ 1,103
Gerdau
Disclosure of financial assets [line items]
Gains on swap recognized in profit or loss											55
China Oriental
Disclosure of financial assets [line items]
Gain (loss) on disposal			$ (67)						$ (44)
Baffinland
Disclosure of financial assets [line items]
Gain (loss) on disposal									(22)
Gestampc
Disclosure of financial assets [line items]
Gain (loss) on disposal						$ 329
Stalprodukt S.A.
Disclosure of financial assets [line items]
Gain (loss) on disposal							$ (6)	$ (26)
Kalagadi Manganese (Propriety) Ltd
Disclosure of financial assets [line items]
Impairment loss recognised in profit or loss											283
Gain (loss) on disposal									(187)
Proportion of ownership interest in joint venture sold	50.00%
Kalagadi Manganese (Propriety) Ltd | Top of range
Disclosure of financial assets [line items]
Disposal group, consideration												$ 150
Loan and receivables | Kalagadi Manganese (Propriety) Ltd
Disclosure of financial assets [line items]
Impairment loss recognised in profit or loss										$ 14	78
Investments accounted for using equity method | Comvex
Disclosure of financial assets [line items]
Impairment loss recognised in profit or loss										$ 14
Investments accounted for using equity method | Kalagadi Manganese (Propriety) Ltd
Disclosure of financial assets [line items]
Impairment loss recognised in profit or loss											$ 205
Associates and Joint Ventures | Loan and receivables
Disclosure of financial assets [line items]
Impairment loss recognised in profit or loss									17
Joint Venture | Loan and receivables
Disclosure of financial assets [line items]
Impairment loss recognised in profit or loss									$ 9